Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
January 31, 2026
HWF-NPRT3-0426
1.9904961.103
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 2.5%
Health Care - 2.5%
Pharmaceuticals - 2.5%
UCB SA	1,177	356,323
CHINA - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Consun Pharmaceutical Group Ltd	33,038	76,419
DENMARK - 1.4%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Coloplast AS Series B	400	34,098
Industrials - 0.8%
Electrical Equipment - 0.8%
Vestas Wind Systems A/S	3,574	108,333
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	966	59,137
TOTAL DENMARK		201,568
FINLAND - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports Inc (a)	2,150	78,755
FRANCE - 3.6%
Consumer Staples - 2.1%
Food Products - 1.2%
Danone SA	2,094	164,086
Personal Care Products - 0.9%
L'Oreal SA	298	136,913
TOTAL CONSUMER STAPLES		300,999
Financials - 0.5%
Capital Markets - 0.5%
Amundi SA (b)(c)	862	76,581
Health Care - 1.0%
Biotechnology - 1.0%
Abivax SA ADR (a)	1,346	149,608
TOTAL FRANCE		527,188
GERMANY - 1.9%
Health Care - 1.2%
Health Care Providers & Services - 1.2%
Fresenius SE & Co KGaA	2,921	163,461
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Infineon Technologies AG	2,185	106,808
TOTAL GERMANY		270,269
GREECE - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
Kri-Kri Milk Industry SA	4,181	107,544
HONG KONG - 5.7%
Financials - 5.7%
Insurance - 5.7%
AIA Group Ltd	72,102	831,876
ITALY - 1.4%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
De' Longhi SpA	1,561	68,832
Health Care - 1.0%
Pharmaceuticals - 1.0%
Recordati Industria Chimica e Farmaceutica SpA	2,526	138,751
TOTAL ITALY		207,583
JAPAN - 5.3%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Panasonic Holdings Corp	10,976	150,489
Consumer Staples - 1.2%
Food Products - 1.2%
Ajinomoto Co Inc	7,650	173,998
Industrials - 3.1%
Industrial Conglomerates - 3.1%
Hitachi Ltd	12,876	446,799
TOTAL JAPAN		771,286
NETHERLANDS - 1.5%
Health Care - 1.5%
Biotechnology - 1.5%
Argenx SE (a)	234	196,787
uniQure NV (a)	1,098	24,947

TOTAL NETHERLANDS		221,734
SWEDEN - 1.2%
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
AddLife AB B Shares	5,575	85,432
Materials - 0.6%
Metals & Mining - 0.6%
Boliden AB (a)	1,340	94,263
TOTAL SWEDEN		179,695
SWITZERLAND - 1.8%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Galderma Group AG	832	155,084
Industrials - 0.7%
Building Products - 0.7%
Belimo Holding AG	87	95,098
Electrical Equipment - 0.0%
ASTA Energy Solutions AG	300	10,490
TOTAL INDUSTRIALS		105,588
TOTAL SWITZERLAND		260,672
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	802	265,109
UNITED KINGDOM - 8.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Zegona Communications plc	9,887	213,080
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	339	79,089
Consumer Staples - 3.4%
Household Products - 1.0%
Reckitt Benckiser Group PLC	1,797	149,798
Personal Care Products - 2.4%
Unilever PLC	4,895	333,004
TOTAL CONSUMER STAPLES		482,802
Financials - 1.0%
Insurance - 1.0%
Hiscox Ltd	7,516	152,417
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	2,634	127,734
Oxford Instruments PLC	2,357	81,114
TOTAL INFORMATION TECHNOLOGY		208,848
Utilities - 1.0%
Electric Utilities - 1.0%
SSE PLC	4,411	146,610
TOTAL UNITED KINGDOM		1,282,846
UNITED STATES - 60.1%
Communication Services - 0.5%
Entertainment - 0.5%
Walt Disney Co/The	665	75,012
Consumer Discretionary - 6.9%
Automobiles - 4.4%
Tesla Inc (a)	1,469	632,272
Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings Inc	241	71,941
Household Durables - 1.2%
SharkNinja Inc (a)	1,484	175,409
Specialty Retail - 0.8%
TJX Cos Inc/The	824	123,443
TOTAL CONSUMER DISCRETIONARY		1,003,065
Consumer Staples - 6.5%
Consumer Staples Distribution & Retail - 0.6%
Sprouts Farmers Market Inc (a)	1,326	94,027
Household Products - 4.9%
Procter & Gamble Co/The	4,601	698,294
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	1,297	149,518
TOTAL CONSUMER STAPLES		941,839
Financials - 6.7%
Capital Markets - 0.5%
Blackrock Inc	59	66,017
Financial Services - 1.8%
Apollo Global Management Inc	1,957	263,295
Insurance - 4.4%
Chubb Ltd	1,009	312,347
Hartford Insurance Group Inc/The	1,221	164,908
MetLife Inc	563	44,409
Reinsurance Group of America Inc	615	124,691
		646,355
TOTAL FINANCIALS		975,667
Health Care - 29.2%
Biotechnology - 6.7%
Alnylam Pharmaceuticals Inc (a)	822	277,885
Biogen Inc (a)	706	127,002
Gilead Sciences Inc	2,698	382,981
Insmed Inc (a)	434	68,082
Regeneron Pharmaceuticals Inc	98	72,662
Viridian Therapeutics Inc (a)	1,510	49,830
		978,442
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	2,316	253,139
Alcon AG	1,173	94,714
Boston Scientific Corp (a)	1,580	147,777
Insulet Corp (a)	315	80,580
Masimo Corp (a)	406	55,756
Penumbra Inc (a)	127	45,488
TransMedics Group Inc (a)	647	86,682
		764,136
Health Care Providers & Services - 7.4%
BrightSpring Health Services Inc (a)	2,967	116,514
Cencora Inc	412	147,999
CVS Health Corp	5,046	376,028
LifeStance Health Group Inc (a)	17,983	127,140
UnitedHealth Group Inc	1,002	287,504
		1,055,185
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	382	77,897
Life Sciences Tools & Services - 4.3%
Danaher Corp	1,336	292,437
QIAGEN NV (Germany)	1,366	72,248
Thermo Fisher Scientific Inc	457	264,425
		629,110
Pharmaceuticals - 5.0%
Johnson & Johnson	2,461	559,262
Royalty Pharma PLC Class A	2,483	103,491
Structure Therapeutics Inc ADR (a)	659	58,289
		721,042
TOTAL HEALTH CARE		4,225,812
Industrials - 0.5%
Ground Transportation - 0.5%
Uber Technologies Inc (a)	866	69,323
Information Technology - 6.2%
Semiconductors & Semiconductor Equipment - 6.2%
NVIDIA Corp	4,735	905,001
Real Estate - 2.8%
Health Care REITs - 2.8%
Welltower Inc	2,185	411,567
Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	1,387	121,917
TOTAL UNITED STATES		8,729,203
TOTAL COMMON STOCKS (Cost $11,444,474)		14,368,070

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $11,444,474)	14,368,070
NET OTHER ASSETS (LIABILITIES) - 1.2%	168,710
NET ASSETS - 100.0%	14,536,780

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,581 or 0.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $76,581 or 0.5% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	216,032	5,183,584	5,399,645	6,222	29	-	-	-	0.0%
Total	216,032	5,183,584	5,399,645	6,222	29	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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